united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares						Fair Value
	COMMON STOCK - 90.3%
	ADVERTISING - 0.0%
4,406	Affinion Group Holdings, Inc. *					$-

	AIRLINES - 2.0%
244,566	JetBlue Airways Corp. * +					4,703,004

	APPAREL - 1.5%
124,920	Unifi, Inc. * +					2,337,253
47,283	Weyco Group, Inc. +					1,301,228
						3,638,481
	AUTO PARTS & EQUIPMENT - 1.5%
23,531	Lear Corp. +					2,983,260
50,387	Tenneco, Inc. + #					455,498
						3,438,758
	BANKS - 1.7%
12,621	Goldman Sachs Group, Inc. +					2,778,261
18,996	State Street Corp. +					1,103,478
						3,881,739
	BIOTECHNOLOGY - 0.7%
688,494	Harvard Bioscience, Inc. * +					1,707,465

	BUILDING MATERIALS - 1.7%
56,801	Armstrong Flooring, Inc. *					474,856
102,301	Cemex SAB de CV - ADR #					364,192
127,006	Cornerstone Building Brands, Inc. * +					739,175
40,551	Owens Corning, Inc. +					2,351,958
						3,930,181
	CHEMICALS - 7.2%
302,480	American Vanguard Corp. +					4,319,414
54,080	Cabot Corp. +					2,418,458
57,446	Eastman Chemical Co. +					4,328,556
86,880	Mosaic Co. + #					2,188,507
145,336	Orion Engineered Carbons SA +					2,831,145
35,495	Univar, Inc. *					785,149
						16,871,229
	COMMERCIAL SERVICES - 1.9%
361,674	Atento SA * +					842,700
8,491	Carriage Services, Inc. #					162,348
66,201	CPI Card Group, Inc. *					162,854
92,725	GP Strategies Corp. * +					1,472,473
49,703	Priority Technology Holdings, Inc. *					385,695
40,988	TrueBlue, Inc. * +					810,333
2,628	United Rentals, Inc. * + #					332,573
15,735	Weight Watchers International, Inc. *					340,663
						4,509,639
	COMPUTERS - 4.8%
49,774	DXC Technology Co. +					2,775,896
227,518	Mitek Systems, Inc. * +					2,284,281
71,121	NCR Corp. * +					2,404,601
122,652	Presidio, Inc. + #					1,717,128
39,989	Western Digital Corp. + #					2,155,007
						11,336,913
	DISTRIBUTION/WHOLESALE - 5.8%
34,417	Anixter International, Inc. * +					2,215,078
84,499	G-III Apparel Group Ltd. * +					2,421,741
297,098	Houston Wire & Cable Co. * +					1,381,506
95,711	LKQ Corp. * +					2,577,497
52,417	Resideo Technologies, Inc. * +					988,585
50,652	ScanSource, Inc. * +					1,719,635
46,366	WESCO International, Inc. * +					2,352,611
						13,656,653
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
17,757	Diamond Hill Investment Group, Inc. +					2,502,849
13,159	GoldMoney, Inc. *					22,397
42,419	Raymond James Financial, Inc. +					3,421,941
85,315	US Global Investors, Inc.					148,448
98,283	Waddell & Reed Financial, Inc. + #					1,719,952
						7,815,587
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
74,524	Belden, Inc. + #					3,387,861
51,338	Insteel Industries, Inc. +					1,001,604
						4,389,465
	ELECTRONICS - 5.7%
410,345	Celestica, Inc. * +					2,909,346
80,768	Comtech Telecommunications Corp. +					2,403,656
300,761	Flex Ltd. * +					3,353,485
36,523	IntriCon Corp. + #					656,684
95,018	Sanmina Corp. * +					3,016,821
10,029	Tech Data Corp. * + #					1,016,339
						13,356,331
	ENGINEERING & CONSTRUCTION - 1.1%
35,559	AECOM * +					1,278,346
80,737	Mistras Group, Inc. * +					1,223,973
						2,502,319
	ENTERTAINMENT - 0.2%
18,931	Scientific Games Corp. * #					387,139

	FOOD - 1.1%
61,808	Alcanna, Inc. #					297,473
72,174	Fresh Del Monte Produce, Inc. + #					2,189,037
						2,486,510
	FOOD SERVICE - 1.2%
78,051	Aramark + #					2,824,666
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares						Fair Value
	COMMON STOCK (Continued) - 90.3%
	FOREST PRODUCTS & PAPER - 0.4%
22,102	International Paper Co. + #					$970,499

	HEALTHCARE - PRODUCTS - 0.3%
226,684	IRIDEX Corp. * +					779,793

	HOLDING COMPANIES - DIVERSIFIED - 0.1%
45,896	GTY Technology Holdings, Inc. * #					319,436

	HOUSEWARES - 0.0%
40,743	Libbey, Inc. * #					68,856

	INSURANCE - 1.6%
36,228	Prudential Financial, Inc. +					3,670,259

	INTERNET - 2.9%
71,924	Despegar.com Corp. * +					935,731
43,020	eBay, Inc. +					1,771,994
51,973	EverQuote, Inc. * #					772,838
556,215	Groupon, Inc. * +					1,752,077
374,284	HyreCar, Inc. * +					1,193,966
81,856	Social Reality, Inc. * #					323,331
						6,749,937
	IRON/STEEL - 0.5%
71,344	Universal Stainless & Alloy Products, Inc. * +					1,154,346

	MACHINERY - DIVERSIFIED - 1.7%
36,863	Hurco Cos., Inc. +					1,260,346
229,574	NN, Inc. +					1,884,803
21,553	SPX FLOW, Inc. * +					874,190
						4,019,339
	MEDIA - 6.1%
64,762	CBS Corp. +					3,335,891
81,322	Comcast Corp. +					3,510,671
151,560	Discovery, Inc. * +					4,280,054
7,089	Meredith Corp. #					388,902
80,446	Viacom, Inc. +					2,441,536
36,915	WideOpenWest, Inc. * + #					280,185
						14,237,239
	MINING - 0.2%
489,609	Northern Dynasty Minerals Ltd. * #					393,548

	MISCELLANEOUS MANUFACTURING - 0.1%
24,384	Core Molding Technologies, Inc. *					162,154

	OFFICE FURNISHINGS - 0.8%
130,752	Interface, Inc. +					1,812,223

	OIL & GAS - 4.2%
38,197	Brigham Minerals, Inc. * #					819,326
835,206	Freehold Royalties Ltd.					5,183,664
52,783	TOTAL SA - ADR +					2,730,992
13,140	Valero Energy Corp. +					1,120,185
						9,854,167
	PACKAGING & CONTAINERS - 0.8%
14,421	Ardagh Group SA					239,821
61,496	Graphic Packaging Holding Co. +					913,831
5,931	Greif, Inc.					255,033
28,747	Intertape Polymer Group, Inc.					395,990
						1,804,675
	PHARMACEUTICALS - 5.2%
63,655	Cardinal Health, Inc. + #					2,910,943
48,348	CVS Health Corp. +					2,701,203
24,360	McKesson Corp. +					3,384,822
155,193	Mylan NV * +					3,243,534
						12,240,502
	REITS - 0.5%
60,128	Industrial Logistics Properties Trust +					1,285,537

	RETAIL - 3.1%
18,056	Beacon Roofing Supply, Inc. * +					654,169
100,870	Caleres, Inc. + #					1,894,339
41,069	Foot Locker, Inc. +					1,686,293
36,400	Movado Group, Inc. +					958,412
116,770	PetMed Express, Inc. + #					2,028,295
						7,221,508
	SEMICONDUCTORS - 1.8%
13,194	Intel Corp. + #					666,957
28,422	Kulicke & Soffa Industries, Inc. #					643,190
27,644	NXP Semiconductors NV + #					2,858,113
112,814	O2Micro International Ltd. - ADR *					153,427
						4,321,687
	SOFTWARE - 5.2%
43,821	CSG Systems International, Inc. + #					2,245,388
43,682	Dropbox, Inc. * +					1,029,148
35,086	j2 Global, Inc. + #					3,125,812
28,541	Microsoft Corp. +					3,889,282
12,683	MicroStrategy, Inc. * +					1,734,147
294,146	ShiftPixy, Inc. * +					147,073
						12,170,850
	SPECIALTY PHARMACEUTICALS - 2.0%
192,961	Bausch Health Cos., Inc. * +					4,625,275

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares						Fair Value
	COMMON STOCK (Continued) - 90.3%
	TELECOMMUNICATIONS - 5.6%
77,222	AT&T, Inc. +					$2,629,409
39,028	Cisco Systems, Inc. + #					2,162,151
52,520	ID Systems, Inc. * #					321,948
103,314	Iridium Communications, Inc. * + #					2,628,308
3,562	LogMeIn, Inc. +					270,605
103,666	Plantronics, Inc. + #					3,980,774
11,471	Preformed Line Products Co. +					662,680
37,792	Spok Holdings, Inc. #					490,918
						13,146,793
	TRANSPORTATION - 3.9%
118,480	Atlas Air Worldwide Holdings, Inc. * +					5,408,612
21,866	FedEx Corp. + #					3,728,809
						9,137,421

	TOTAL COMMON STOCK (Cost - $208,513,372)					211,582,123

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.2%
50	Bausch Health Companies, Inc.	Goldman Sachs	$50,000	1/17/2020	$10.00	$70,750
292	Bausch Health Companies, Inc.	Goldman Sachs	584,000	1/15/2021	$20.00	215,350
2077	Cornerstone Building Brands, Inc.	Goldman Sachs	2,596,250	9/20/2019	$12.50	10,385
313	Mylan NV	Goldman Sachs	626,000	8/16/2019	$20.00	42,255
420	Mylan NV	Goldman Sachs	945,000	10/18/2019	$22.50	40,740
1635	Schlumberger Ltd.	Goldman Sachs	8,175,000	1/17/2020	$50.00	58,860
2248	SPDR S&P Oil & Gas Exploration & Production ETF	Goldman Sachs	8,092,800	1/17/2020	$36.00	13,488
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	$105.00	21,736
3140	Zynga, Inc.	Goldman Sachs	2,198,000	8/16/2019	$7.00	40,820
	TOTAL CALL OPTIONS PURCHASED (Cost - $768,439)					514,384

	PUT OPTIONS PURCHASED - 0.2%
1,057	iShares Russell 2000 ETF	Goldman Sachs	$14,798,000	9/20/2019	$140.00	48,622
578	iShares Russell 2000 Growth ETF	Goldman Sachs	11,560,000	8/16/2019	$200.00	92,480
481	SPDR S&P 500 ETF	Goldman Sachs	12,025,000	8/16/2019	$250.00	3,367
380	SPDR S&P 500 ETF	Goldman Sachs	9,690,000	8/16/2019	$255.00	4,560
716	SPDR S&P 500 ETF	Goldman Sachs	19,976,400	9/20/2019	$279.00	133,892
46	Tucows, Inc.	Goldman Sachs	345,000	8/16/2019	$75.00	118,680
	TOTAL PUT OPTIONS PURCHASED (Cost - $692,795)					401,601

	TOTAL OPTIONS PURCHASED (Cost - $1,461,234)					915,985

Shares
	SHORT-TERM INVESTMENTS - 20.6%
	COLLATERAL FOR SECURITIES LOANED - 7.2%
16,860,427	Mount Vernon Liquid Assets Portfolio, LLC, 2.45% ^ (a)					16,860,427
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,860,427)

	MONEY MARKET FUNDS - 13.4%
15,719,767	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.19% ^					15,719,767
15,719,768	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.21% ^					15,719,768
	TOTAL MONEY MARKET FUNDS (Cost - $31,439,535)					31,439,535

	TOTAL SHORT-TERM INVESTMENTS (Cost - $48,299,962)					48,299,962

	WARRANT - 0.0%			Expiration Date	Exercise Price
60,251	New Frontier Corp. *			7/26/2023	$11.50	68,686
	TOTAL WARRANT (Cost - $69,289)

	TOTAL INVESTMENTS - 111.3% (Cost - $258,343,857)					$260,866,756
	SECURITIES SOLD SHORT - (74.3) % (Proceeds - $160,441,179)					(174,042,719)
	OTHER ASSETS LESS LIABILITIES - 63.0%					147,575,083
	NET ASSETS - 100.0%					$234,399,120

Shares
	SECURITIES SOLD SHORT - (74.3) %
	AEROSPACE/DEFENSE - (1.1) %
8,001	Aerovironment, Inc. *					$438,855
53,661	Kratos Defense & Security Solutions, Inc. *					1,322,744
9,930	National Presto Industries, Inc.					913,262
						2,674,861
	APPAREL - (0.9) %
14,097	Canada Goose Holdings, Inc. *					659,599
66,238	Under Armour, Inc. *					1,528,111
						2,187,710
	AUTO PARTS & EQUIPMENT - (0.5) %
60,310	Motorcar Parts of America, Inc. *					1,078,343

	BANKS - (1.2) %
10,532	Fidelity D&D Bancorp, Inc.					694,796
23,067	First Financial Bankshares, Inc.					755,444
22,777	Westamerica Bancorporation					1,460,006
						2,910,246
	BEVERAGES - (0.6) %
26,933	Brown-Forman Corp.					1,476,198

	BIOTECHNOLOGY - (2.6) %
36,360	Cambrex Corp. *					1,592,568
16,146	Exact Sciences Corp. *					1,858,566
26,770	Intrexon Corp. *					213,892
11,981	Ionis Pharmaceuticals, Inc. *					789,069
70,576	NeoGenomics, Inc. *					1,719,937
						6,174,032
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (74.3) %
	BULDING MATERIALS - (1.4) %
35,959	AAON, Inc.					$1,826,717
16,639	Trex Co., Inc. *					1,360,238
						3,186,955
	CHEMICALS - (0.9) %
1,457	NewMarket Corp.					614,286
7,580	Quaker Chemical Corp.					1,420,416
						2,034,702
	COMMERCIAL SERVICES - (7.1) %
13,235	Brink's Co.					1,193,268
54,643	Chegg, Inc. *					2,454,564
15,574	Ennis, Inc.					316,619
39,097	Franklin Covey Co. *					1,427,040
16,906	HealthEquity, Inc. *					1,385,954
5,300	MarketAxess Holdings, Inc.					1,786,312
7,988	Moody's Corp.					1,712,148
80,028	Rosetta Stone, Inc. *					1,837,443
56,741	ShotSpotter, Inc. *					2,132,894
14,061	Square, Inc. *					1,130,645
16,413	TriNet Group, Inc. *					1,207,012
						16,583,899
	COMPUTERS - (2.0) %
13,321	Apple, Inc.					2,837,906
27,848	PAR Technology Corp. *					723,769
47,113	Vocera Communications, Inc. *					1,209,391
						4,771,066
	COSMETICS/PERSONAL CARE - (0.7) %
8,474	Colgate-Palmolive Co.					607,925
13,438	Inter Parfums, Inc.					930,985
						1,538,910
	DISTRIBUTION/WHOLESALE - (1.6) %
2,964	Pool Corp.					561,293
42,040	SiteOne Landscape Supply, Inc. *					3,105,495
						3,666,788
	DIVERSIFIED FINANCIAL SERVICES - (2.4) %
30,447	Hamilton Lane, Inc.					1,787,239
204,196	Paysign, Inc. *					2,881,206
75,352	Siebert Financial Corp. *					890,661
						5,559,106
	ELECTRICAL COMPONENTS & EQUIPMENT - (1.5) %
3,476	Novanta, Inc. *					292,297
15,189	Universal Display Corp.					3,206,094
						3,498,391
	ELECTRONICS - (1.7) %
18,917	Badger Meter, Inc.					1,011,870
10,772	KEMET Corp.					216,733
11,404	Mesa Laboratories, Inc.					2,870,159
						4,098,762
	ENERGY - ALTERNATE SOURCES - (0.1) %
104,207	Plug Power, Inc. *					230,297

	ENGINEERING & CONSTRUCTION - (0.8) %
21,928	Exponent, Inc.					1,508,646
19,573	IES Holdings, Inc. *					354,467
						1,863,113
	ENVIRONMENTAL CONTROL - (0.5) %
25,370	Casella Waste Systems, Inc. *					1,106,132

	FOOD - (1.9) %
1,957	Beyond Meat, Inc. *					384,570
11,110	Hershey Co.					1,685,831
8,174	Lancaster Colony Corp.					1,273,673
31,079	Tootsie Roll Industries, Inc.					1,161,111
						4,505,185
	HEALTHCARE - PRODUCTS - (3.9) %
41,643	Accelerate Diagnostics, Inc. *					777,891
3,151	Align Technology, Inc. *					658,811
1,156	Atrion Corp.					889,542
25,084	Cardiovascular Systems, Inc. *					1,149,600
13,499	CryoLife, Inc. *					389,041
124,304	Meridian Bioscience, Inc.					1,485,433
7,619	NuVasive, Inc. *					507,425
2,892	Penumbra, Inc. *					484,699
35,149	Quidel Corp. *					2,074,845
11,758	Tactile Systems Technology, Inc. *					678,907
						9,096,194
	HEALTHCARE - SERVICES - (2.6) %
18,191	Amedisys, Inc. *					2,508,357
3,382	ICON PLC *					528,167
28,551	Medpace Holdings, Inc. *					2,248,677
6,981	US Physical Therapy, Inc.					901,107
						6,186,308
	HOME BUILDERS - (1.1) %
27,344	LCI Industries					2,505,531

	HOME FURNISHINGS - (2.1) %
5,165	iRobot Corp. *					377,561
53,506	Sleep Number Corp. *					2,630,890
23,311	Tempur Sealy International, Inc. *					1,870,008
						4,878,459
	INSURANCE - (1.3) %
33,348	RLI Corp.					3,005,655
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (74.3) %
	INTERNET - (5.5) %
67,087	ANGI Homeservices, Inc. *					$929,155
38,315	Cardlytics, Inc. *					1,088,146
46,702	Cargurus, Inc. *					1,740,584
47,480	Chewy, Inc. *					1,593,429
52,160	FireEye, Inc. *					782,400
1,928	Netflix, Inc. *					622,725
27,732	Q2 Holdings, Inc. *					2,214,955
18,548	Tucows, Inc. *					907,554
62,346	Upwork, Inc. *					1,024,968
37,705	Zillow Group, Inc. *					1,883,742
						12,787,658
	INVESTMENT COMPANIES - (0.2) %
21,442	Rafael Holdings, Inc. *					443,849

	LEISURE TIME - (2.3) %
32,656	Harley-Davidson, Inc.					1,168,432
51,541	Lindblad Expeditions Holdings, Inc. *					970,517
94,464	Marine Products Corp.					1,517,092
48,692	YETI Holdings, Inc. *					1,692,534
						5,348,575
	MACHINERY DIVERSIFIED - (0.4) %
20,579	Graco, Inc.					989,438

	MEDIA - (1.7) %
24,065	New York Times Co.					858,639
41,498	Pearson PLC - ADR					437,389
5,151	Shopify, Inc. *					1,637,400
125,236	Sirius XM Holdings, Inc.					783,977
2,774	World Wrestling Entertainment, Inc.					201,892
						3,919,297
	METAL FABRICATE/HARDWARE - (0.6) %
19,191	Omega Flex, Inc.					1,459,667

	OIL & GAS SERVICES - (0.4) %
29,574	Apergy Corp. *					962,042

	PHARMACEUTICALS - (0.9) %
24,298	Amphastar Pharmaceuticals, Inc. *					489,605
20,323	Heska Corp. *					1,628,685
						2,118,290
	REAL ESTATE - (1.0) %
134,883	Redfin Corp. *					2,433,289

	REITS - (2.3) %
35,387	Acadia Realty Trust					993,313
33,066	Physicians Realty Trust					569,066
25,973	Rayonier, Inc.					754,256
32,530	Rexford Industrial Realty, Inc.					1,346,742
33,587	Terreno Realty Corp.					1,641,061
						5,304,438
	RETAIL - (5.6) %
15,376	BJ's Wholesale Club Holdings, Inc. *					362,259
41,548	Boot Barn Holdings, Inc. *					1,300,037
28,138	Carvana Co. *					1,788,451
41,263	Chuy's Holdings, Inc. *					975,870
6,195	Cracker Barrel Old Country Store, Inc.					1,076,133
14,614	Dave & Buster's Entertainment, Inc.					594,059
33,177	Duluth Holdings, Inc. *					403,101
59,974	Hennes & Mauritz AB					1,054,421
2,877	O'Reilly Automotive, Inc. *					1,095,447
26,821	Shake Shack, Inc. *					2,002,456
15,437	Shoe Carnival, Inc.					391,791
278,709	Tile Shop Holdings, Inc.					721,856
14,268	Wingstop, Inc.					1,363,878
						13,129,759
	SEMICONDUCTORS - (1.4) %
9,530	Ambarella, Inc. *					476,023
24,488	Cree, Inc. *					1,522,664
36,741	Impinj, Inc. *					1,330,024
						3,328,711
	SOFTWARE - (7.6) %
42,783	ACI Worldwide, Inc. *					1,435,797
11,623	Appian Corp. *					456,668
7,192	Atlassian Corp. PLC *					1,007,743
13,283	Blackbaud, Inc.					1,208,753
73,150	Box, Inc. *					1,209,901
16,874	Domo, Inc. *					468,085
58,730	Fastly, Inc. *					1,274,441
175,008	ImageWare Systems, Inc. *					143,507
36,864	Lightspeed POS, Inc. *					1,112,812
27,717	Medallia, Inc. *					1,104,522
35,697	Simulations Plus, Inc.					1,385,757
150,732	SVMK, Inc. *					2,557,922
23,730	Upland Software, Inc. *					1,043,883
8,681	Veeva Systems, Inc. *					1,440,178
4,545	Workday, Inc. *					908,909
20,421	Workiva, Inc. *					1,174,003
						17,932,881
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (74.3) %
	TELECOMMUNICATIONS - (1.6) %
111,072	ORBCOMM, Inc. *					$650,882
24,982	Pagerduty, Inc. *					1,104,204
87,960	Switch, Inc.					1,193,617
6,673	Ubiquiti Networks, Inc.					859,015
						3,807,718
	TOYS/GAMES/HOBBIES - (1.1) %
20,602	Hasbro, Inc.					2,496,138

	TRUCKING & LEASING - (0.1) %
3,539	GATX Corp.					272,008

	WATER - (1.1) %
21,642	American States Water Co.					1,676,606
22,672	York Water Co.					815,512
						2,492,118

	SECURITIES SOLD SHORT (Proceeds - $160,441,179)					174,042,719

	ADR - American Depositary Receipt
	ETF - Exchange-Traded Fund
	PLC - Public Limited Company
	SPDR - Standard & Poor's Depository Receipts
*	Non-income producing security.
#	All or a portion of this security is on loan. The market value of loaned securities is $16,086,118
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on July 31, 2019.
(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2019. Total collateral had a value of $16,860,427 at July 31, 2019.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund's investments carried at fair value:

Invenomic Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$211,582,123	$-	$-	$211,582,123
Call Options Purchased		204,411	309,973	-	514,384
Put Options Purchased		190,441	211,160		401,601
Collateral for Securities Loaned		16,860,427	-	-	16,860,427
Money Market Funds		31,439,535	-	-	31,439,535
Warrant		68,686	-	-	68,686
Total		$260,345,623	$521,133	$-	$260,866,756
Liabilities**
Securities Sold Short		$174,042,719	$-	$-	$174,042,719
Total		$174,042,719	$-	$-	$174,042,719

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.
The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of July 31, 2019 categorized by risk exposure.

Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2019
Purchased Options	$(545,249)	$(545,249)
Total	$(545,249)	$(545,249)

The notional value of the derivative instruments outstanding as of July 31, 2019 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Aggregate Unrealized Appreciation and Depreciation
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2019, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Invenomic Fund	98,424,749	19,225,973	(30,826,685)	(11,600,712)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/26/19